VALUE OF CHARTER PARTY CONTRACTS - Movement in Unfavorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) In Unfavorable Charter Party Contracts [Roll Forward]
Opening balance	$ 4,798	$ 5,470	$ 6,144
Amortization charge	672	672	674
Total	4,126	4,798	5,470
Less: current portion	(672)	(672)	(672)
Non-current portion	$ 3,454	$ 4,126	$ 4,798